Risk Management - Schedule of Contractual Obligations (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Trade and accrued liabilities, gross	$ 362
Trade and accrued liabilities	362	$ 519
Less Than 1 Year [Member]
Statement Line Items [Line Items]
Trade and accrued liabilities, gross	362
Trade and accrued liabilities	362
1 - 2 Years [Member]
Statement Line Items [Line Items]
Trade and accrued liabilities, gross
Trade and accrued liabilities
2 - 5 Years [Member]
Statement Line Items [Line Items]
Trade and accrued liabilities, gross
Trade and accrued liabilities